CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash Provided by (Used in) Operating Activity, Continuing Operation [Abstract]
Net profit	$ 2,432	$ 5,320
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	1,667	1,726
Increase in trade receivables, net	(5,297)	(7,058)
Decrease in other current assets	184	134
Increase in inventories, net	(1,329)	(113)
Increase in trade payables	1,195	259
Increase in deferred tax	(1,090)	0
Increase (decrease) in employees and payroll accruals	(142)	66
Increase (decrease) in long-term loan and other debt	721	(2,539)
Increase in other non-current assets.net	(2,661)	0
Stock-based compensation	680	223
Lease liabilities (ROU)	(163)	0
Increase (decrease) in accrued expenses and other liabilities	(211)	8
Change in fair value of derivative warrants liability	0	(202)
Net cash used in operating activities	(4,014)	(2,176)
Cash flows from investing activities:
Purchase of property and equipment	(1,110)	(1,420)
Investment in bank deposit	2,366
Capitalization of software development costs	(1,191)	(941)
Net cash provided by (used in) investing activities	65	(2,361)
Cash flows from financing activities:
Proceed from Issuance of share capital, and exercise of options and warrants, net	1,518	16,420
Net cash provided by (used in) financing activities	1,518	16,420
Increase (decrease) in cash, cash equivalents and restricted cash	(2,431)	11,883
Cash, cash equivalents and restricted cash at the beginning of the year	9,886	3,538
Cash, cash equivalents and restricted cash at the end of the period	$ 7,455	$ 15,420